Note 14 - Mining Interests - Disclosure of Detailed Information About Mining Interests, Producing Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Ending mining interests	$ 463,391
Ending mining interests	509,730	$ 463,391
Producing properties [member]
Statement Line Items [Line Items]
Ending mining interests	367,348
Ending mining interests	392,185	367,348
Producing properties [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Ending mining interests	193,433
Ending mining interests	204,592	193,433
Producing properties [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Ending mining interests	45,046
Ending mining interests	52,892	45,046
Producing properties [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Ending mining interests	23,091
Ending mining interests	25,865	23,091
Producing properties [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Ending mining interests	105,778
Ending mining interests	108,837	105,778
Producing properties [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Ending mining interests	367,348
Ending mining interests	392,185	367,348
Producing properties [member] | Gross carrying amount [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Ending mining interests	220,658	193,305
Additions	21,263	24,596
Change in decommissioning liabilities (Note 21)	4,527	301
Transfer to producing properties	3,645	2,456
Ending mining interests	250,093	220,658
Producing properties [member] | Gross carrying amount [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Ending mining interests	61,654	45,041
Additions	6,218	6,813
Change in decommissioning liabilities (Note 21)	1,191	2,338
Transfer to producing properties	4,229	7,462
Ending mining interests	73,292	61,654
Producing properties [member] | Gross carrying amount [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Ending mining interests	111,590	99,436
Additions	4,201	5,995
Change in decommissioning liabilities (Note 21)	2,049	500
Transfer to producing properties	472	5,659
Ending mining interests	118,312	111,590
Producing properties [member] | Gross carrying amount [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Ending mining interests	494,132	478,883
Additions		9,088
Change in decommissioning liabilities (Note 21)	3,059	6,161
Transfer to producing properties
Ending mining interests	497,191	494,132
Producing properties [member] | Gross carrying amount [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Ending mining interests	888,034	816,665
Additions	31,682	46,492
Change in decommissioning liabilities (Note 21)	10,826	9,300
Transfer to producing properties	8,346	15,577
Ending mining interests	938,888	888,034
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Ending mining interests	(27,225)	(10,871)
Depletion and amortization	(18,277)	(16,354)
Impairment
Ending mining interests	(45,502)	(27,225)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Ending mining interests	(16,608)	(11,594)
Depletion and amortization	(3,792)	(5,014)
Impairment
Ending mining interests	(20,400)	(16,608)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Ending mining interests	(88,499)	(59,872)
Depletion and amortization	(3,948)	(6,025)
Impairment		(22,602)
Ending mining interests	(92,447)	(88,499)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Ending mining interests	(388,354)	(380,677)
Depletion and amortization		(7,677)
Impairment
Ending mining interests	(388,354)	(388,354)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Ending mining interests	(520,686)	(463,014)
Depletion and amortization	(26,017)	(35,070)
Impairment		(22,602)
Ending mining interests	$ (546,703)	$ (520,686)